IFRS 7 - Disclosure - Market Risk - Sensitivity of After-tax Economic Value at Risk by Currency (Detail) - CAD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	$ (2,005)	$ (2,119)	$ (1,832)
NII Sensitivity	2,036	1,602	890
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	235	322	618
NII Sensitivity	(969)	$ (1,140)	$ (1,231)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(22)
NII Sensitivity	972
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(237)
NII Sensitivity	(551)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	(1,983)
NII Sensitivity	1,064
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [line items]
EVE Sensitivity	472
NII Sensitivity	$ (418)